FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Advance from the parent corporation	$ 21.6	$ 16.9
Accounts payable and accrued charges	846.6
Long-term debt	6,509.5
Interest payments on long-term debt	1,355.8
Lease liabilities	210.1	$ 203.2	$ 170.5
Interest payments on lease liabilities	50.3
Derivative financial instruments	(332.8)
Total	$ 8,661.1
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the Corporation's consolidated debt	5 years 2 months 12 days	4 years 3 months 18 days
2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Advance from the parent corporation	$ 21.6
Accounts payable and accrued charges	846.6
Long-term debt	12.0
Interest payments on long-term debt	246.3
Lease liabilities	39.2
Interest payments on lease liabilities	9.1
Derivative financial instruments	1.6
Total	1,176.4
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,132.4
Interest payments on long-term debt	442.4
Lease liabilities	67.7
Interest payments on lease liabilities	13.3
Derivative financial instruments	(354.2)
Total	2,301.6
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	775.0
Interest payments on long-term debt	337.3
Lease liabilities	38.4
Interest payments on lease liabilities	8.5
Total	1,159.2
2027 and thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	3,590.1
Interest payments on long-term debt	329.8
Lease liabilities	64.8
Interest payments on lease liabilities	19.4
Derivative financial instruments	19.8
Total	$ 4,023.9